Not FDIC Insured May Lose Value No Bank Guarantee
38915-Q3PH
See Notes to Schedule of Investments

Schedule of Investments
(unaudited)
Putnam Tax-Free High Yield Fund 2
Notes to Schedule of Investments 20

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited), April 30, 2025
Putnam Tax-Free High Yield Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.9%
Alaska 1.2%
Alaska Industrial Development & Export Authority , Dena' Nena' Henash , Revenue ,
2019 A , 4% , 10/01/44 ............................................... $ 8,750,000 $ 7,721,487
Arizona 3.4%
Arizona Industrial Development Authority ,
a
BASIS Schools, Inc. Obligated Group, Revenue, 144A, 2017 G, Refunding, 5%,
7/01/37 ........................................................ 1,500,000 1,502,803
KIPP NYC Public Charter Schools, Revenue, 2021 B, 4%, 7/01/51 ............. 2,000,000 1,674,811
a
Industrial Development Authority of the City of Phoenix Arizona (The) ,
BASIS Schools, Inc. Obligated Group, Revenue, 144A, 2015 A, Refunding, 5%,
7/01/35 ........................................................ 1,500,000 1,500,504
BASIS Schools, Inc. Obligated Group, Revenue, 144A, 2016 A, Refunding, 5%,
7/01/35 ........................................................ 1,750,000 1,750,647
BASIS Schools, Inc. Obligated Group, Revenue, 144A, 2016 A, Refunding, 5%,
7/01/46 ........................................................ 750,000 719,323
a
Industrial Development Authority of the County of Pima (The) ,
La Posada at Park Centre, Inc. Obligated Group, Revenue, 144A, 2022 A, 6.25%,
11/15/35 ....................................................... 1,060,000 1,115,316
La Posada at Park Centre, Inc. Obligated Group, Revenue, 144A, 2022 A, 6.75%,
11/15/42 ....................................................... 1,000,000 1,064,444
La Posada at Park Centre, Inc. Obligated Group, Revenue, 144A, 2022 A, 6.875%,
11/15/52 ....................................................... 500,000 525,496
La Posada at Park Centre, Inc. Obligated Group, Revenue, 144A, 2022 A, 7%,
11/15/57 ....................................................... 1,650,000 1,741,962
a
Industrial Development Authority of the County of Yavapai (The) ,
Arizona Agribusiness and Equine Center, Inc., Revenue, 144A, 2012, 5%, 3/01/32 . 1,195,000 1,194,909
Arizona Agribusiness and Equine Center, Inc., Revenue, 144A, 2015 A, Refunding,
5%, 9/01/34 .................................................... 500,000 495,391
Maricopa County Industrial Development Authority ,
a
Grand Canyon University Obligated Group, Revenue, 144A, 2024, 7.375%, 10/01/29 3,700,000 3,844,892
Horizon Community Learning Center, Inc., Revenue, 2016, Refunding, 5%, 7/01/35 1,500,000 1,502,791
Salt Verde Financial Corp. ,
Revenue, 2007-1, 5.5%, 12/01/29 ..................................... 1,525,000 1,619,940
Revenue, 2007-1, 5%, 12/01/32 ....................................... 1,500,000 1,577,844
a
Sierra Vista Industrial Development Authority , American Leadership Academy, Inc. ,
Revenue , 144A, 2024 , 5% , 6/15/64 .................................... 700,000 634,908
22,465,981
Arkansas 0.1%
Arkansas Development Finance Authority , Washington Regional Medical Center ,
Revenue , 2024 , 5% , 2/01/36 ......................................... 825,000 833,464
California 7.9%
a
California Community Housing Agency ,
Aster Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 4%, 2/01/56 .......... 3,275,000 2,684,780
Fountains at Emerald Park, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 8/01/56 .. 2,000,000 1,376,360
b
California County Tobacco Securitization Agency ,
Gold Country Settlement Funding Corp., Revenue, 2020 B-2, Refunding, 5.45%,
6/01/55 ........................................................ 7,620,000 1,542,924
Los Angeles County Securitization Corp., Revenue, 2020 B-2, Refunding, 5.68%,
6/01/55 ........................................................ 20,390,000 3,871,074
California Housing Finance Agency ,
Revenue, 2021-1, A, 3.5%, 11/20/35 ................................... 131,193 124,877
a
Found Middle LP, Revenue, 144A, 2024 L, 5.2%, 12/01/27 ................... 2,750,000 2,784,855

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Tax-Free High Yield Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
a
California Infrastructure & Economic Development Bank ,
c
Desertxpress Enterprises LLC, Revenue, 144A, 2025 A, Refunding, Mandatory Put,
9.5%, 1/01/35 ................................................... $ 2,100,000 $ 2,028,172
b
WFCS Holdings II LLC, Revenue, 144A, 2021 B, 7.71%, 1/01/61 .............. 7,255,000 513,007
a
California Municipal Finance Authority ,
Catalyst Impact Fund 1 LLC, Revenue, 144A, 2024, I, 6%, 1/01/39 ............. 1,700,000 1,725,203
Westside Neighborhood School, Revenue, 144A, 2024, 6.2%, 6/15/54 .......... 600,000 630,046
Westside Neighborhood School, Revenue, 144A, 2024, 6.375%, 6/15/64 ........ 1,100,000 1,163,967
a
California Public Finance Authority ,
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 A, Refunding, 5%,
11/15/36 ....................................................... 750,000 751,197
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 A, Refunding, 5%,
11/15/46 ....................................................... 500,000 461,152
Kendal at Sonoma Obligated Group, Revenue, 144A, 2021 A, Refunding, 5%,
11/15/51 ....................................................... 1,000,000 889,530
City of Sunnyvale , Community Facilities District No. 1 , Special Tax , 2001 , 7.75% ,
8/01/32 ......................................................... 3,035,000 3,044,628
a
CMFA Special Finance Agency I , Mix at CTR City (The) , Revenue , 144A, 2021 A-2 ,
4% , 4/01/56 ...................................................... 3,500,000 2,564,508
a
CSCDA Community Improvement Authority ,
1818 Platinum Triangle-Anaheim, Revenue, Senior Lien, 144A, 2021 A-2, 3.25%,
4/01/57 ........................................................ 3,200,000 2,257,255
Cameo/Garrison Apartments, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 3/01/57 . 1,200,000 754,390
Dublin, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 2/01/57 .................. 5,500,000 3,688,100
Jefferson Platinum Triangle Apartments, Revenue, 144A, 2021 A-1, 2.875%, 8/01/41 1,405,000 1,228,698
Jefferson Platinum Triangle Apartments, Revenue, 144A, 2021 A-2, 3.125%, 8/01/56 1,900,000 1,383,272
Parallel-Anaheim, Revenue, 144A, 2021 A, 4%, 8/01/56 ..................... 4,805,000 4,111,672
Pasadena Portfolio, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 12/01/56 ....... 4,000,000 2,643,333
Davis Joint Unified School District , GO , 2020 , BAM Insured , 3% , 8/01/38 .......... 3,140,000 2,716,742
a
Hastings Campus Housing Finance Authority , Revenue, Senior Lien , 144A, 2020 A ,
5% , 7/01/61 ...................................................... 2,500,000 2,230,500
Long Beach Bond Finance Authority , Revenue , 2007 A , 5.5% , 11/15/37 ........... 2,000,000 2,204,262
b
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2019 B-2 , 2 , Refunding , 5.68%, 6/01/54 .... 14,660,000 2,942,110
52,316,614
Colorado 5.6%
Canyons Metropolitan District No. 5 , GO , 2024 B , Refunding , 6.5% , 12/15/54 ...... 700,000 692,139
CCP Metropolitan District No. 3 , GO , 2024 , Refunding , 5% , 12/01/53 ............. 1,175,000 1,098,305
d
City & County of Denver ,
Airport System, Revenue, 2022 D, Refunding, 5.75%, 11/15/37 ............... 2,500,000 2,777,215
Airport System, Revenue, 2022 D, Refunding, 5.75%, 11/15/38 ............... 3,175,000 3,508,915
Colorado Health Facilities Authority ,
Christian Living Neighborhoods Obligated Group, Revenue, 2016, Refunding, 5%,
1/01/31 ........................................................ 2,000,000 2,005,419
Christian Living Neighborhoods Obligated Group, Revenue, 2019, Refunding, 4%,
1/01/38 ........................................................ 550,000 498,898
Christian Living Neighborhoods Obligated Group, Revenue, 2021, Refunding, 4%,
1/01/42 ........................................................ 1,000,000 859,254
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/44 2,750,000 2,729,304
Covenant Living Communities and Services Obligated Group, Revenue, 2020 A,
Refunding, 4%, 12/01/50 ........................................... 1,700,000 1,398,532
Frasier Meadows Manor, Inc. Obligated Group, Revenue, 2017 A, Refunding, 5.25%,
5/15/37 ........................................................ 1,000,000 1,010,143

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Tax-Free High Yield Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Colorado (continued)
Colorado Health Facilities Authority, (continued)
Frasier Meadows Manor, Inc. Obligated Group, Revenue, 2017 A, Refunding, 5.25%,
5/15/47 ........................................................ $ 250,000 $ 248,276
b
E-470 Public Highway Authority , Revenue , 2010 A , 4.75%, 9/01/41 .............. 1,000,000 468,203
a
Plaza Metropolitan District No. 1 , Tax Allocation , 144A, 2013 , Refunding , 5% , 12/01/40 3,000,000 2,923,603
Prairie Center Metropolitan District No. 3 , GO , 2024 A , Refunding , 5.875% , 12/15/46 . 2,100,000 2,157,767
Public Authority for Colorado Energy , Revenue , 2008 , 6.5% , 11/15/38 ............ 2,000,000 2,337,121
Raindance Metropolitan District No. 1 ,
Non-Potable Water System, Revenue, 2020, 5%, 12/01/40 ................... 624,000 583,493
Non-Potable Water System, Revenue, 2020, 5.25%, 12/01/50 ................ 1,375,000 1,262,544
Rampart Range Metropolitan District No. 5 , Revenue , 2021 , 4% , 12/01/51 ......... 2,000,000 1,561,775
Sky Dance Metropolitan District No. 2 , GO , 2024 A , 6% , 12/01/54 ............... 790,000 734,152
Southlands Metropolitan District No. 1 ,
GO, 2017 A-1, Refunding, 5%, 12/01/37 ................................. 500,000 485,910
GO, 2017 A-1, Refunding, 5%, 12/01/47 ................................. 1,745,000 1,608,432
a
STC Metropolitan District No. 2 , GO, Second Lien , 144A, 2025 A-2 , Refunding , 6.25% ,
12/01/55 ........................................................ 500,000 504,152
Sterling Ranch Community Authority Board , Sterling Ranch Metropolitan District No. 1 ,
Special Assessment , 2024 , 5.625% , 12/01/43 ............................. 718,000 717,436
a
Sunset Parks Metropolitan District , GO , 144A, 2024 A , 5.125% , 12/01/54 ......... 1,410,000 1,292,238
Trails at Crowfoot Metropolitan District No. 3 , GO , 2024 B , Refunding ,
6.875% , 12/15/52 .................................................. 700,000 690,409
Village Metropolitan District (The) ,
GO, 2020, Refunding, 5%, 12/01/40 .................................... 1,000,000 976,615
GO, 2020, Refunding, 5%, 12/01/49 .................................... 1,250,000 1,180,638
Windler Public Improvement Authority , Revenue , 2021 A-1 , 4.125% , 12/01/51 ...... 1,000,000 755,304
37,066,192
Connecticut 0.5%
Connecticut State Health & Educational Facilities Authority ,
a
Church Home of Hartford Obligated Group, Revenue, 144A, 2016 A, 5%, 9/01/46 .. 1,000,000 915,343
Masonicare Corp. Obligated Group, Revenue, F, Refunding, 5%, 7/01/33 ........ 1,500,000 1,500,593
Stamford Housing Authority ,
TJH Senior Living LLC Obligated Group, Revenue, 2025 A, Refunding, 6.375%,
10/01/45 ....................................................... 185,000 187,170
TJH Senior Living LLC Obligated Group, Revenue, 2025 A, Refunding, 6.5%,
10/01/55 ....................................................... 235,000 236,343
TJH Senior Living LLC Obligated Group, Revenue, 2025 A, Refunding, 6.25%,
10/01/60 ....................................................... 170,000 166,032
3,005,481
Delaware 1.1%
Delaware State Economic Development Authority ,
ASPIRA of Delaware Charter Operations, Inc., Revenue, 2016 A, 5%, 6/01/36 .... 700,000 700,228
ASPIRA of Delaware Charter Operations, Inc., Revenue, 2016 A, 5%, 6/01/46 .... 1,820,000 1,696,203
a
Town of Bridgeville , Heritage Shores Special Development District , Special Tax , 144A,
2024 , 5.625% , 7/01/53 .............................................. 1,530,000 1,547,584
a
Town of Millsboro ,
Plantation Lakes Special Development District, Special Tax, 144A, 2018, Refunding,
5.125%, 7/01/38 ................................................. 1,494,000 1,438,138
Plantation Lakes Special Development District, Special Tax, 144A, 2018, Refunding,
5.25%, 7/01/48 .................................................. 1,997,000 1,848,618
7,230,771

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Tax-Free High Yield Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida 9.9%
Bella Collina Community Development District ,
Special Assessment, 2024, 5%, 5/01/44 ................................. $ 680,000 $ 659,766
Special Assessment, 2024, 5.3%, 5/01/55 ............................... 915,000 880,832
Capital Projects Finance Authority ,
CAPFA Capital Corp. 2000F, Revenue, 2020 A-1, Refunding, 5%, 10/01/33 ...... 2,000,000 2,065,491
a,b
PRG - UnionWest Properties LLC, Revenue, 144A, 2024 B, 5.854%, 6/01/62 ..... 17,800,000 2,693,941
a
PRG - UnionWest Properties LLC, Revenue, Senior Lien, 144A, 2024 A-1, 5%,
6/01/54 ........................................................ 500,000 473,059
a
PRG - UnionWest Properties LLC, Revenue, Senior Lien, 144A, 2024 A-1, 5%,
6/01/58 ........................................................ 1,250,000 1,170,102
Capital Trust Agency, Inc. ,
Liza Jackson Preparatory School, Inc., Revenue, 2020 A, 5%, 8/01/40 .......... 300,000 296,500
Liza Jackson Preparatory School, Inc., Revenue, 2020 A, 5%, 8/01/55 .......... 1,000,000 927,008
b
WFCS Holdings LLC, Revenue, 2020 B, 7.86%, 1/01/60 ..................... 6,000,000 434,653
a
Capital Trust Authority , Madrone Florida Tech Student Housing I LLC , Revenue , 144A,
2025 A , 5.25% , 7/01/55 ............................................. 390,000 361,811
a
Cedar Crossings Community Development District , Special Assessment , 144A, 2025 ,
5.5% , 5/01/55 .................................................... 370,000 349,438
b
City of Tampa ,
State of Florida Cigarette Tax, Revenue, 2020 A, 4.9%, 9/01/40 ............... 850,000 404,604
State of Florida Cigarette Tax, Revenue, 2020 A, 5%, 9/01/41 ................. 1,000,000 446,331
State of Florida Cigarette Tax, Revenue, 2020 A, 5.28%, 9/01/45 .............. 2,000,000 692,351
a
City of Venice , Southwest Florida Retirement Center, Inc. Obligated Group , Revenue ,
144A, 2024 A , 5.625% , 1/01/60 ....................................... 625,000 604,415
County of Lake , Waterman Communities, Inc. , Revenue , 2020 A , Refunding , 5.75% ,
8/15/55 ......................................................... 1,750,000 1,632,148
a
County of Palm Beach ,
Provident Group - LU Properties LLC, Revenue, 144A, 2021 A, 5%, 6/01/57 ...... 1,045,000 909,253
Provident Group-PBAU Properties LLC, Revenue, 144A, 2019 A, 5%, 4/01/39 .... 500,000 466,693
Cypress Bluff Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 5.55% , 5/01/55 .................................... 1,500,000 1,449,626
Florida Development Finance Corp. ,
a
Revenue, 144A, 2021 A, 4%, 7/01/51 ................................... 2,250,000 1,809,022
Shands Jacksonville Medical Center Obligated Group, Revenue, 2022 A, Refunding,
5%, 2/01/52 .................................................... 3,500,000 3,271,163
Florida Higher Educational Facilities Financial Authority , St. Leo University, Inc.
Obligated Group , Revenue , 2019 , Refunding , 5% , 3/01/49 ................... 2,000,000 1,458,311
Fox Branch Ranch Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 5.4% , 5/01/55 ..................................... 490,000 468,501
Gardens at Hammock Beach Community Development District ,
Assessment Area 1, Special Assessment, 2024-1, 5.375%, 5/01/44 ............ 305,000 294,982
Assessment Area 1, Special Assessment, 2024-1, 5.65%, 5/01/54 ............. 525,000 504,979
GIR East Community Development District ,
Assessment Area 1, Special Assessment, 2025, 5.3%, 5/01/45 ................ 700,000 669,583
Assessment Area 1, Special Assessment, 2025, 5.5%, 5/01/55 ................ 1,325,000 1,251,367
Governors Park South Community Development District ,
Assessment Area 1, Special Assessment, 2025, 5.4%, 5/01/45 ................ 600,000 583,852
Assessment Area 1, Special Assessment, 2025, 5.65%, 5/01/55 ............... 875,000 847,126
a
Hammock Oaks Community Development District ,
Assessment Area 3, Special Assessment, 144A, 2025, 5.55%, 5/01/45 .......... 150,000 148,289
Assessment Area 3, Special Assessment, 144A, 2025, 5.75%, 5/01/55 .......... 200,000 196,710
Hobe-St. Lucie Conservancy District , Unit of Development No. 1A , Special
Assessment , 2024 , 5.875% , 5/01/55 ................................... 1,000,000 996,896

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Tax-Free High Yield Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Lakewood Ranch Stewardship District ,
a
Assessment Northeast Sector Project Phase 2B, Special Assessment, 144A, 2020,
Refunding, 4%, 5/01/50 ............................................ $ 500,000 $ 407,534
Assessments, Special Assessment, 2024, 4.625%, 5/01/31 .................. 210,000 210,565
Assessments, Special Assessment, 2024, 5.3%, 5/01/44 .................... 485,000 480,454
Assessments, Special Assessment, 2024, 5.55%, 5/01/54 ................... 530,000 524,203
Assessments, Special Assessment, 2024, 5.5%, 5/01/55 .................... 760,000 731,186
Northeast Sector Phase 1B, Special Assessment, 2018, 5.3%, 5/01/39 .......... 1,250,000 1,274,041
Villages Lakewood Ranch South, Special Assessment, 2016, 5%, 5/01/36 ....... 730,000 733,912
Landings Community Development District , Special Assessment , 2024 , 5.8% , 5/01/55 850,000 824,501
Lee County Industrial Development Authority , Shell Point Obligated Group , Revenue ,
2024 C , 5% , 11/15/54 ............................................... 500,000 474,687
a
Lowery Hills Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2025 , 5.625% , 5/01/45 ............................... 725,000 703,766
Miami-Dade County Industrial Development Authority , Pinecrest Academy Obligated
Group , Revenue , 2014 , 5% , 9/15/34 .................................... 2,195,000 2,193,565
Middleton Community Development District A ,
Special Assessment, 2024, 4.75%, 5/01/55 .............................. 1,595,000 1,489,496
Phase I, Special Assessment, 2022, 6.2%, 5/01/53 ......................... 1,345,000 1,400,314
Orange County Health Facilities Authority , Orlando Health Obligated Group , Revenue ,
2022 , 4% , 10/01/52 ................................................ 7,735,000 6,662,132
Palermo Community Development District , Assessment Area 2 , Special Assessment ,
2025 , 5.5% , 6/15/55 ................................................ 600,000 568,175
a
Peace Creek Village Community Development District , Special Assessment , 144A,
2025 , 5.6% , 5/01/45 ................................................ 710,000 690,385
Pinellas County Industrial Development Authority , Drs Kiran & Pallavi Patel 2017
Foundation for Global Understanding, Inc. , Revenue , 2019 , 5% , 7/01/39 ......... 2,770,000 2,705,180
Ranches at Lake Mcleod Community Development District , Assessment Area 2 ,
Special Assessment , 2025 , 5.65% , 6/15/55 .............................. 590,000 574,379
River Landing Community Development District , Assessments , Special Assessment ,
2025 , 5.45% , 5/01/55 ............................................... 560,000 538,653
Sarasota County Health Facilities Authority ,
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 1/01/30 ............................................ 750,000 753,886
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 2016,
Refunding, 5%, 1/01/31 ............................................ 1,285,000 1,291,170
a
Seminole County Industrial Development Authority , Galileo School Foundation, Inc.
(The) , Revenue , 144A, 2021 A , 4% , 6/15/51 .............................. 830,000 650,021
St. Johns County Industrial Development Authority ,
Life Care Ponte Vedra Obligated Group, Revenue, 2021 A, Refunding, 4%, 12/15/36 400,000 352,770
Life Care Ponte Vedra Obligated Group, Revenue, 2021 A, Refunding, 4%, 12/15/41 750,000 615,902
Life Care Ponte Vedra Obligated Group, Revenue, 2021 A, Refunding, 4%, 12/15/50 750,000 546,159
Terra Lago Community Development District , Assessment Area 1 , Special Assessment ,
2025 , 5.625% , 5/01/45 .............................................. 250,000 247,019
Tolomato Community Development District ,
Assessment Area, Special Assessment, 2024, 4.8%, 5/01/44 ................. 880,000 824,767
Assessment Area, Special Assessment, 2024, 5.125%, 5/01/54 ............... 360,000 335,768
Village Community Development District No. 13 ,
a
Phase II, Special Assessment, 144A, 2020, 3.5%, 5/01/51 ................... 3,835,000 2,886,140
Phase III, Special Assessment, 2021, 3.25%, 5/01/52 ....................... 1,460,000 1,028,339
a
Village Community Development District No. 15 ,
Special Assessment, 144A, 2024, 4.8%, 5/01/55 .......................... 800,000 757,786
Phase I, Special Assessment, 144A, 2023, 4.85%, 5/01/38 ................... 1,000,000 1,010,161
Woodcreek Community Development District , Assessment Area 2 , Special
Assessment , 2025 , 5.5% , 5/01/55 ..................................... 500,000 469,547

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Tax-Free High Yield Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
a
Woodland Crossing Community Development District ,
Special Assessment, 144A, 2025, 5.875%, 5/01/45 ......................... $ 115,000 $ 115,597
Special Assessment, 144A, 2025, 6.125%, 5/01/56 ......................... 240,000 241,744
a
Woodland Preserve Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2025 , 5.5% , 5/01/55 ................................ 500,000 481,044
65,213,751
Georgia 1.1%
DeKalb County Development Authority ,
GLOBE Academy, Inc. (The), Revenue, 2024 A, 5%, 6/01/55 ................. 400,000 371,435
GLOBE Academy, Inc. (The), Revenue, 2024 A, 5%, 6/01/63 ................. 800,000 723,877
Development Authority of Cobb County (The) ,
Kennesaw State University Real Estate Obligated Group 2015 ABC, Revenue, Junior
Lien, C, 5%, 7/15/30 .............................................. 1,175,000 1,175,500
Kennesaw State University Real Estate Obligated Group 2015 ABC, Revenue, Junior
Lien, C, Pre-Refunded, 5%, 7/15/30 .................................. 25,000 25,076
Kennesaw State University Real Estate Obligated Group 2015 ABC, Revenue, Junior
Lien, C, 5%, 7/15/38 .............................................. 1,205,000 1,155,538
Kennesaw State University Real Estate Obligated Group 2015 ABC, Revenue, Junior
Lien, C, Pre-Refunded, 5%, 7/15/38 .................................. 45,000 45,137
a
George L Smith II Congress Center Authority , Signia Hotel Management LLC , Revenue,
Second Tier , 144A, 2021 B , 5% , 1/01/54 ................................. 3,970,000 3,634,941
7,131,504
Illinois 6.1%
Chicago Board of Education ,
a
GO, 144A, 2017 A, Refunding, 7%, 12/01/46 ............................. 1,500,000 1,549,467
GO, 2017 H, 5%, 12/01/36 ........................................... 4,600,000 4,456,358
Chicago Midway International Airport ,
Revenue, Senior Lien, 2023 A, Refunding, BAM Insured, 5.75%, 1/01/48 ........ 2,000,000 2,122,543
Revenue, Senior Lien, 2023 C, Refunding, 5%, 1/01/38 ..................... 2,000,000 2,073,662
Chicago O'Hare International Airport , Revenue, Senior Lien , 2022 A , 5.5% , 1/01/55 .. 3,925,000 4,051,154
City of Chicago ,
GO, 2019 A, 5%, 1/01/44 ............................................ 2,000,000 1,891,428
GO, 2020 A, Refunding, 5%, 1/01/30 ................................... 2,600,000 2,715,262
GO, 2020 A, Refunding, 5%, 1/01/31 ................................... 1,400,000 1,454,570
GO, 2021 A, Refunding, 4%, 1/01/36 ................................... 3,150,000 2,938,613
GO, 2021 B, Refunding, 4%, 1/01/38 ................................... 7,553,000 6,809,622
a
Lakeshore East Special Assessment Area, Special Assessment, 144A, 2022,
Refunding, 2.87%, 12/01/27 ........................................ 228,000 218,525
a
Lakeshore East Special Assessment Area, Special Assessment, 144A, 2022,
Refunding, 3.2%, 12/01/29 ......................................... 300,000 282,074
a
Lakeshore East Special Assessment Area, Special Assessment, 144A, 2022,
Refunding, 3.29%, 12/01/30 ........................................ 325,000 302,891
a
Lakeshore East Special Assessment Area, Special Assessment, 144A, 2022,
Refunding, 3.45%, 12/01/32 ........................................ 275,000 251,966
Du Page County Special Service Area No. 31 , Monarch Landing, Inc. , Special Tax ,
2006 , 5.625% , 3/01/36 .............................................. 596,000 581,168
Illinois Finance Authority ,
CHF-Chicago LLC, Revenue, 2017 A, 5%, 2/15/47 ......................... 5,500,000 5,195,959
a
Navy Pier, Inc. Obligated Group, Revenue, 144A, 2024 B, Refunding, 5%, 10/01/44 750,000 712,660
a
Navy Pier, Inc. Obligated Group, Revenue, 144A, 2024 B, Refunding, 5%, 10/01/49 1,000,000 942,606
Plymouth Place Obligated Group, Revenue, 2015, Pre-Refunded, 5.25%, 5/15/50 . 850,000 850,514
Rosalind Franklin University of Medicine and Science, Revenue, 2017 A, Refunding,
5%, 8/01/34 .................................................... 650,000 659,372

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Tax-Free High Yield Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Illinois Finance Authority, (continued)
Southern Illinois Healthcare Obligated Group, Revenue, 2017 C, Refunding, 5%,
3/01/33 ........................................................ $ 200,000 $ 201,306
40,261,720
Indiana 0.2%
Indiana Finance Authority , CHF - Tippecanoe LLC , Revenue , 2023 A , 5.125% , 6/01/58 1,150,000 1,135,110
Iowa 0.7%
Iowa Finance Authority ,
Lifespace Communities, Inc. Obligated Group, Revenue, 2023 B, Refunding, 7.5%,
5/15/53 ........................................................ 1,400,000 1,556,447
Lifespace Communities, Inc. Obligated Group, Revenue, 2024 A, Refunding, 5.125%,
5/15/59 ........................................................ 3,500,000 3,315,782
4,872,229
Kansas 0.1%
Wyandotte County-Kansas City Unified Government , Revenue , 2018 , 4.5% , 6/01/40 . 945,000 888,582
Kentucky 0.3%
Kentucky Economic Development Finance Authority ,
Masonic Homes of Kentucky, Inc. Obligated Group, Revenue, 2016 A, Refunding,
5%, 5/15/36 .................................................... 2,000,000 1,774,843
Owensboro Health, Inc. Obligated Group, Revenue, 2017 A, Refunding, 5.25%,
6/01/41 ........................................................ 375,000 376,298
2,151,141
Louisiana 0.8%
a
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
Christwood Obligated Group, Revenue, 144A, 2024, Refunding, 5%, 11/15/44 .... 765,000 718,259
Christwood Obligated Group, Revenue, 144A, 2024, Refunding, 5.25%, 11/15/59 .. 1,150,000 1,054,907
Louisiana Public Facilities Authority , Calcasieu Bridge Partners LLC , Revenue, Senior
Lien , 2024 , 5.5% , 9/01/59 ........................................... 3,500,000 3,579,923
5,353,089
Maine 0.2%
a,c
Finance Authority of Maine , Casella Waste Systems, Inc. , Revenue , 144A, 2015 ,
Mandatory Put , 5.125% , 8/01/25 ...................................... 1,000,000 996,222
Maryland 1.6%
City of Brunswick , Brunswick Crossing Special Taxing District , Special Tax , 2019 ,
Refunding , 5% , 7/01/36 ............................................. 998,000 998,495
City of Westminster , Lutheran Village at Miller's Grant, Inc. Obligated Group (The) ,
Revenue , 2014 A , 6% , 7/01/34 ........................................ 750,000 750,264
a
County of Frederick , Mount St. Mary's University, Inc. , Revenue , 144A, 2017 A ,
Refunding , 5% , 9/01/37 ............................................. 500,000 481,574
a
County of Prince George's ,
Westphalia Town Center Development District, Tax Allocation, 144A, 2018, 5.125%,
7/01/39 ........................................................ 300,000 296,107
Westphalia Town Center Development District, Tax Allocation, 144A, 2018, 5.25%,
7/01/48 ........................................................ 2,000,000 1,984,367
Maryland Economic Development Corp. ,
City of Baltimore Port Covington Development District, Tax Allocation, 2020, 4%,
9/01/50 ........................................................ 1,250,000 990,612

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Tax-Free High Yield Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Maryland (continued)
Maryland Economic Development Corp., (continued)
Morgan View & Thurgood Marshall Student Housing, Revenue, 2022 A, 6%, 7/01/58 $ 5,025,000 $ 5,371,814
10,873,233
Massachusetts 0.7%
Collegiate Charter School of Lowell , Revenue , 2019 , 5% , 6/15/49 ............... 2,290,000 2,187,966
Massachusetts Development Finance Agency ,
a,e
Adventcare Obligated Group, Revenue, 144A, 2007, 6.65%, 10/15/28 .......... 2,035,000 20
Lasell University, Revenue, 2021, Refunding, 4%, 7/01/45 ................... 750,000 588,819
Lasell University, Revenue, 2021, Refunding, 4%, 7/01/50 ................... 2,615,000 1,974,298
4,751,103
Michigan 2.3%
City of Detroit ,
GO, 2018, 5%, 4/01/36 ............................................. 1,400,000 1,425,876
GO, 2018, 5%, 4/01/37 ............................................. 350,000 355,595
GO, 2021 A, 4%, 4/01/40 ............................................ 1,120,000 1,026,844
GO, B-1, 4%, 4/01/44 ............................................... 4,549,005 3,582,922
Detroit Downtown Development Authority , Catalyst Development Area , Tax Allocation ,
2024 , Refunding , 5% , 7/01/48 ........................................ 3,125,000 3,178,901
Flint Hospital Building Authority , Hurley Medical Center , Revenue , 2013 A , 5.25% ,
7/01/39 ......................................................... 500,000 482,437
Michigan Finance Authority ,
Aquinas College, Revenue, 2021, Refunding, 5%, 5/01/46 ................... 1,000,000 749,787
Lawrence Technological University Obligated Group, Revenue, 2017, Refunding,
5.25%, 2/01/32 .................................................. 1,000,000 1,010,154
Lawrence Technological University Obligated Group, Revenue, 2017, Refunding, 5%,
2/01/37 ........................................................ 1,080,000 1,080,021
Lawrence Technological University Obligated Group, Revenue, 2017, Refunding, 5%,
2/01/47 ........................................................ 600,000 562,722
Michigan State Housing Development Authority , Revenue , 2021 A , 2.73% , 10/01/59 . 2,500,000 1,566,618
15,021,877
Minnesota 1.3%
a
City of Eagan , Great Oaks Academy , Revenue , 144A, 2025 A , 6.5% , 2/01/65 ....... 700,000 670,524
City of Forest Lake , Lakes International Language Academy , Revenue , 2019 A , 5.25% ,
8/01/43 ......................................................... 615,000 612,163
City of Ham Lake ,
DaVinci Academy of Arts and Science, Revenue, 2016 A, 5%, 7/01/47 .......... 1,000,000 858,941
Parnassus Preparatory School, Revenue, 2016 A, 5%, 11/01/36 ............... 1,500,000 1,499,152
City of Ramsey , PACT Charter School , Revenue , 2022 A , Refunding , 5% , 6/01/32 ... 1,350,000 1,287,443
Housing & Redevelopment Authority of the City of St. Paul Minnesota , Hmong College
Prep Academy , Revenue , 2020 A , Refunding , 5% , 9/01/55 ................... 2,750,000 2,522,592
Minnesota Higher Education Facilities Authority , Augsburg University , Revenue , 2016 A ,
5% , 5/01/46 ...................................................... 1,000,000 685,089
Township of Baytown , St. Croix Preparatory Academy , Revenue , 2016 A , Refunding ,
4% , 8/01/36 ...................................................... 400,000 364,540
8,500,444
Missouri 2.6%
Health & Educational Facilities Authority of the State of Missouri ,
BJC Healthcare Obligated Group, Revenue, 2021 A, Refunding, 4%, 7/01/46 ..... 2,500,000 2,226,551
University of Health Sciences & Pharmacy in St. Louis, Revenue, 2023 A, Refunding,
4%, 5/01/38 .................................................... 930,000 764,926

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Tax-Free High Yield Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Health & Educational Facilities Authority of the State of Missouri, (continued)
University of Health Sciences & Pharmacy in St. Louis, Revenue, 2023 A, Refunding,
4%, 5/01/43 .................................................... $ 3,965,000 $ 3,040,387
University of Health Sciences & Pharmacy in St. Louis, Revenue, 2023 B, Refunding,
4%, 5/01/45 .................................................... 3,500,000 2,609,309
Industrial Development Authority of the City of St. Louis Missouri (The) , Revenue , 2017
A , Refunding , 4.75% , 11/15/47 ........................................ 1,625,000 1,372,194
Plaza at Noah's Ark Community Improvement District ,
Revenue, 2021, Refunding, 3%, 5/01/30 ................................. 725,000 670,457
Revenue, 2021, Refunding, 3.125%, 5/01/35 ............................. 500,000 424,429
St. Louis County Industrial Development Authority , Friendship Village St. Louis
Obligated Group , Revenue , 2018 A , 5.25% , 9/01/53 ........................ 6,000,000 5,776,551
16,884,804
Nevada 0.5%
City of Las Vegas ,
Special Improvement District No. 812, Special Assessment, 2015, 5%, 12/01/35 ... 635,000 637,284
Special Improvement District No. 816, Special Assessment, 2021, 3.125%, 6/01/51 1,415,000 927,972
Special Improvement District Nos. 808 & 810, Special Assessment, 2014, Refunding,
5%, 6/01/30 .................................................... 810,000 810,060
City of North Las Vegas , Special Improvement District No. 64 Valley Vista , Special
Assessment , 2019 , 4.5% , 6/01/39 ..................................... 650,000 605,816
City of Sparks , Special Improvement District No. 1 , Special Assessment , 2024 , 5.125% ,
6/01/54 ......................................................... 500,000 465,547
3,446,679
New Hampshire 1.4%
New Hampshire Business Finance Authority ,
Revenue, 2024-2, A, 3.625%, 8/20/39 .................................. 3,780,658 3,462,843
Caritas Acquisitions VII LLC, Revenue, 2020 A, 4.125%, 8/15/40 .............. 1,475,000 1,284,259
Caritas Acquisitions VII LLC, Revenue, 2020 A, 4.25%, 8/15/46 ............... 1,650,000 1,387,883
Caritas Acquisitions VII LLC, Revenue, 2020 A, 4.5%, 8/15/55 ................ 3,495,000 2,868,309
9,003,294
New Jersey 1.4%
Camden County Improvement Authority (The) , KIPP Cooper Norcross Obligated Group ,
Revenue , 2022 , 6% , 6/15/62 ......................................... 3,000,000 3,098,212
New Jersey Economic Development Authority ,
North Star Academy Charter School of Newark, Inc., Revenue, 2017, 5%, 7/15/32 . 1,000,000 1,018,631
Provident Group-Montclair Properties LLC, Revenue, 2017, Refunding, AGMC
Insured, 5%, 6/01/37 .............................................. 1,000,000 1,015,266
UMM Energy Partners LLC, Revenue, 2012 A, 5%, 6/15/37 .................. 1,000,000 984,746
United Airlines, Inc., Revenue, 2000 B, 5.625%, 11/15/30 .................... 1,000,000 1,000,136
United Airlines, Inc., Revenue, 2003, 5.5%, 6/01/33 ........................ 2,000,000 2,000,416
9,117,407
New Mexico 0.2%
City of Santa Fe , El Castillo Retirement Residences Obligated Group , Revenue , 2019
A , 5% , 5/15/49 .................................................... 1,200,000 1,104,299
New York 6.8%
a
Build NYC Resource Corp. , NEW World Preparatory Charter School , Revenue , 144A,
2021 A , 4% , 6/15/51 ................................................ 500,000 389,861
a
Monroe County Industrial Development Corp. , True North Rochester Prep Charter
School , Revenue , 144A, 2020 A , 5% , 6/01/59 ............................. 540,000 507,504

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Tax-Free High Yield Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York Liberty Development Corp. ,
Revenue, 2021 A, Refunding, 2.875%, 11/15/46 ........................... $ 2,650,000 $ 1,853,825
Revenue, 2021 A, Refunding, 3%, 11/15/51 .............................. 6,025,000 4,156,252
a
3 World Trade Center LLC, Revenue, 144A, 2014, 2, Refunding, 5.375%, 11/15/40 . 1,250,000 1,250,045
7 World Trade Center II LLC, Revenue, 2022 A, 1, Refunding, 3%, 9/15/43 ....... 5,450,000 4,175,251
7 World Trade Center II LLC, Revenue, 2022 A, 1, Refunding, 3.125%, 9/15/50 ... 425,000 305,065
d
New York State Thruway Authority , State of New York Personal Income Tax , Revenue ,
2022 C , 5% , 3/15/54 ............................................... 7,300,000 7,439,903
New York Transportation Development Corp. ,
American Airlines, Inc., Revenue, 2021, Refunding, 3%, 8/01/31 ............... 1,150,000 1,064,705
Delta Air Lines, Inc., Revenue, 2018, 4%, 1/01/36 .......................... 4,405,000 4,140,862
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/40 ......................... 2,000,000 2,004,616
Delta Air Lines, Inc., Revenue, 2023, 5.625%, 4/01/40 ...................... 2,200,000 2,278,682
JFK NTO LLC, Revenue, 2023, 6%, 6/30/54 .............................. 4,400,000 4,614,684
a
Oneida Indian Nation of New York , Revenue , 144A, 2024 A , 8% , 9/01/40 .......... 2,250,000 2,277,661
d
Port Authority of New York & New Jersey , Revenue , 218th , 5% , 11/01/49 .......... 4,485,000 4,467,087
Suffolk Regional Off-Track Betting Co. , Revenue , 2024 , 6% , 12/01/53 ............ 2,730,000 2,789,860
Suffolk Tobacco Asset Securitization Corp. , Revenue , 2021 A-2 , Refunding , 4% ,
6/01/50 ......................................................... 1,700,000 1,457,370
45,173,233
North Carolina 1.2%
North Carolina Medical Care Commission ,
Lutheran Retirement Ministries of Alamance County Obligated Group, Revenue, 2019
A, 5%, 1/01/49 .................................................. 2,970,000 2,839,004
Lutheran Services for the Aging, Inc. Obligated Group, Revenue, 2021 C, Refunding,
4%, 3/01/42 .................................................... 2,500,000 2,179,573
Maryfield, Inc. Obligated Group, Revenue, 2020 A, 5%, 10/01/50 .............. 1,500,000 1,366,380
Southminster, Inc. Obligated Group, Revenue, 2016, Refunding, 5%, 10/01/37 .... 1,625,000 1,626,216
8,011,173
North Dakota 0.2%
City of Horace , GO , 2024 C , Refunding , 5% , 5/01/50 ......................... 1,500,000 1,452,165
Ohio 4.1%
Buckeye Tobacco Settlement Financing Authority ,
Revenue, Senior Lien, 2020 A-2, 1, Refunding, 3%, 6/01/48 .................. 4,870,000 3,379,110
Revenue, Senior Lien, 2020 B-2, 2, Refunding, 5%, 6/01/55 .................. 9,650,000 8,433,473
City of Centerville , Graceworks Lutheran Services Obligated Group , Revenue , 2017 ,
Refunding , 5.25% , 11/01/47 .......................................... 2,000,000 1,819,886
Cleveland-Cuyahoga County Port Authority ,
Playhouse Square Foundation, Revenue, 2018, Refunding, 5.25%, 12/01/38 ..... 1,065,000 1,074,218
Playhouse Square Foundation, Revenue, 2018, Refunding, 5.5%, 12/01/43 ...... 500,000 502,853
County of Hamilton , Life Enriching Communities Obligated Group , Revenue , 2017 A ,
5% , 1/01/52 ...................................................... 785,000 754,365
County of Washington , Marietta Area Health Care, Inc. Obligated Group , Revenue ,
2022 , Refunding , 6.75% , 12/01/52 ..................................... 750,000 803,254
a
Hickory Chase Community Authority , Revenue, Senior Lien , 144A, 2019 A , Refunding ,
5% , 12/01/40 ..................................................... 1,335,000 1,284,499
Ohio Higher Educational Facility Commission ,
Capital University, Revenue, 2022, Refunding, 6%, 9/01/52 .................. 1,475,000 1,482,363
Cleveland Institute of Art (The), Revenue, 2018, 5.25%, 12/01/48 .............. 750,000 659,093
Cleveland Institute of Music (The), Revenue, 2022, 5.125%, 12/01/42 ........... 3,490,000 3,527,210
Cleveland Institute of Music (The), Revenue, 2022, 5.375%, 12/01/52 ........... 3,300,000 3,323,847

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Tax-Free High Yield Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
Southeastern Ohio Port Authority , Marietta Area Health Care, Inc. Obligated Group ,
Revenue , 2015 , Refunding , 5.5% , 12/01/43 .............................. $ 235,000 $ 214,761
27,258,932
Oregon 2.4%
Clackamas County Hospital Facility Authority , Rose Villa, Inc. Obligated Group ,
Revenue , 2020 A , Refunding , 5.375% , 11/15/55 ........................... 1,000,000 935,802
Port of Portland , Airport , Revenue , 27 A , 4% , 7/01/50 ........................ 15,710,000 13,636,062
a
Warm Springs Reservation Confederated Tribe ,
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/32 ......................... 360,000 380,653
Revenue, 144A, 2019 B, Refunding, 5%, 11/01/39 ......................... 700,000 725,157
15,677,674
Pennsylvania 3.8%
Chester County Industrial Development Authority ,
Collegium Charter School, Revenue, 2017 A, 5.125%, 10/15/37 ............... 1,200,000 1,163,364
University Student Housing LLC, Revenue, 2013 A, 5%, 8/01/45 ............... 2,200,000 2,004,148
Cumberland County Municipal Authority , Asbury Pennsylvania Obligated Group ,
Revenue , 2019 , Refunding , 5% , 1/01/45 ................................. 1,000,000 892,743
Dallas Area Municipal Authority , Misericordia University , Revenue , 2019 , Refunding ,
5% , 5/01/48 ...................................................... 3,600,000 3,140,007
Lancaster County Hospital Authority , Moravian Manors Obligated Group , Revenue ,
2019 A , 5% , 6/15/49 ................................................ 4,705,000 4,034,263
Lancaster Industrial Development Authority , Willow Valley Communities Obligated
Group , Revenue , 2019 , 4% , 12/01/44 ................................... 1,150,000 969,244
Lehigh County Industrial Development Authority , Seven Generations Charter School ,
Revenue , 2021 A , 4% , 5/01/51 ........................................ 2,385,000 1,831,665
Pennsylvania Economic Development Financing Authority ,
Commonwealth of Pennsylvania Motor License Fund, Revenue, 2022, 6%, 6/30/61 2,500,000 2,615,728
c
Talen Energy Supply LLC, Revenue, 2009 C, Refunding, Mandatory Put, 5.25%,
6/01/27 ........................................................ 1,000,000 1,001,731
Pennsylvania Higher Educational Facilities Authority , University Properties, Inc. ,
Revenue , 2016 A , Refunding , 5% , 7/01/31 ............................... 1,000,000 982,203
a
Philadelphia Authority for Industrial Development ,
e
University of the Arts (The), Revenue, 144A, 2017, 5%, 3/15/45 ............... 4,436,394 3,460,387
University of the Arts (The), Revenue, 144A, 2017, Pre-Refunded, 5%, 3/15/45 ... 75,000 78,994
University Plaza Associates, Revenue, 144A, 2017, III, Pre-Refunded, 5.25%,
12/01/47 ....................................................... 2,000,000 2,061,988
Wilkes-Barre Finance Authority , Wilkes University , Revenue , 2021 , Refunding , 4% ,
3/01/42 ......................................................... 1,165,000 946,474
25,182,939
Rhode Island 0.5%
Tobacco Settlement Financing Corp. , Revenue , 2015 B , Refunding , 5% , 6/01/50 .... 3,000,000 2,999,868
South Carolina 1.2%
County of Berkeley , Nexton Improvement District , Special Assessment , 2019 , 4.25% ,
11/01/40 ........................................................ 1,000,000 879,253
South Carolina Jobs-Economic Development Authority ,
Beaufort Memorial Hospital Obligated Group, Revenue, 2024, 5.5%, 11/15/44 .... 750,000 756,669
Beaufort Memorial Hospital Obligated Group, Revenue, 2024, 5.75%, 11/15/54 ... 1,000,000 1,018,567
a
Greenville Renewable Energy Education Charter School Obligated Group, Revenue,
144A, 2021 A, Refunding, 4%, 6/01/36 ................................ 1,000,000 848,099
a
Greenville Renewable Energy Education Charter School Obligated Group, Revenue,
144A, 2021 A, Refunding, 4%, 6/01/56 ................................ 1,530,000 1,031,494
a
High Point Academy, Inc., Revenue, 144A, 2018 A, 5.75%, 6/15/39 ............ 2,000,000 1,838,234

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Tax-Free High Yield Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina (continued)
South Carolina Jobs-Economic Development Authority, (continued)
Upstate Senior Living, Inc. Obligated Group, Revenue, 2020 A, 5%, 11/15/42 ..... $ 585,000 $ 557,626
Upstate Senior Living, Inc. Obligated Group, Revenue, 2020 A, 5%, 11/15/54 ..... 1,000,000 896,261
7,826,203
South Dakota 0.2%
County of Lincoln , Augustana College Association , Revenue , 2021 A , Refunding , 4% ,
8/01/51 ......................................................... 2,060,000 1,631,759
Tennessee 1.3%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board ,
Blakeford at Green Hills Obligated Group, Revenue, 2020 A, 4%, 11/01/55 ....... 3,000,000 2,212,293
Trevecca Nazarene University, Revenue, 2019, Refunding, 5%, 10/01/29 ........ 600,000 611,734
Trevecca Nazarene University, Revenue, 2019, Refunding, 5%, 10/01/34 ........ 400,000 408,694
Trevecca Nazarene University, Revenue, 2019, Refunding, 5%, 10/01/39 ........ 800,000 805,461
Trevecca Nazarene University, Revenue, 2019, Refunding, 5%, 10/01/48 ........ 1,800,000 1,733,881
Metropolitan Nashville Airport Authority (The) ,
Revenue, 2022 B, 5.5%, 7/01/38 ...................................... 875,000 946,066
Revenue, 2022 B, 5.5%, 7/01/41 ...................................... 875,000 931,873
a
Nashville Metropolitan Development & Housing Agency , Fifth + Broadway
Redevelopment Area , Tax Allocation , 144A, 2018 , 5.125% , 6/01/36 ............ 1,250,000 1,253,843
8,903,845
Texas 6.7%
Arlington Higher Education Finance Corp. ,
a
BASIS Texas Charter Schools, Inc., Revenue, 144A, 2024, 4.875%, 6/15/54 ...... 1,050,000 965,418
a
BASIS Texas Charter Schools, Inc., Revenue, 144A, 2024, 4.875%, 6/15/59 ...... 1,000,000 907,389
a
Magellan School (The), Revenue, 144A, 2022, 6.375%, 6/01/62 ............... 2,400,000 2,425,376
Wayside Schools, Revenue, 2021 A, Refunding, 4%, 8/15/36 ................. 335,000 299,773
Wayside Schools, Revenue, 2021 A, Refunding, 4%, 8/15/46 ................. 850,000 683,103
a
City of Aubrey ,
Duck Point Public Improvement District, Special Assessment, 144A, 2025, 5.375%,
12/31/45 ....................................................... 150,000 139,625
Duck Point Public Improvement District, Special Assessment, 144A, 2025, 5.625%,
12/31/55 ....................................................... 260,000 240,666
a
City of Celina ,
Sutton Fields East Public Improvement District Phase No. 2, Special Assessment,
144A, 2025, 5.375%, 9/01/45 ....................................... 358,000 339,394
Sutton Fields East Public Improvement District Phase No. 2, Special Assessment,
144A, 2025, 5.625%, 9/01/55 ....................................... 630,000 593,177
a
City of Crandall , River Ridge Public Improvement District Improvement Area No. 2 ,
Special Assessment , 144A, 2025 , 5.5% , 9/15/55 .......................... 920,000 866,103
a
City of Gunter , Bridges Phase 2A Public Improvement District , Special Assessment ,
144A, 2025 , 5.5% , 9/15/45 ........................................... 771,000 720,344
City of Houston Airport System ,
United Airlines, Inc., Revenue, 2021 A, 4%, 7/01/41 ........................ 3,750,000 3,372,710
United Airlines, Inc., Revenue, 2024 B, 5.5%, 7/15/39 ....................... 1,000,000 1,006,875
a
City of Hutto , Prairie Winds Public Improvement District Improvement Area No. 1 ,
Special Assessment , 144A, 2025 , 5.375% , 9/01/60 ......................... 975,000 901,010
a,f
City of Mustang Ridge , Durango Public Improvement District Improvement Area No. 2 ,
Special Assessment , 144A, 2025 , 6.125% , 9/01/55 ......................... 789,000 792,364
a,f
City of Pilot Point ,
Bryson Ranch Public Improvement District Zone A Improvement Area No. 1, Special
Assessment, 144A, 2025, 6.125%, 9/15/45 ............................. 175,000 176,575

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Tax-Free High Yield Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
a,f
City of Pilot Point, (continued)
Bryson Ranch Public Improvement District Zone A Improvement Area No. 1, Special
Assessment, 144A, 2025, 6.375%, 9/15/55 ............................. $ 250,000 $ 252,190
Bryson Ranch Public Improvement District Zone A Remainder Area, Special
Assessment, 144A, 2025, 7.125%, 9/15/55 ............................. 185,000 186,559
Bryson Ranch Public Improvement District Zone B Improvement Area No. 1, Special
Assessment, 144A, 2025, 5.25%, 9/15/35 .............................. 100,000 100,401
Bryson Ranch Public Improvement District Zone B Improvement Area No. 1, Special
Assessment, 144A, 2025, 6.125%, 9/15/45 ............................. 100,000 100,823
Bryson Ranch Public Improvement District Zone B Improvement Area No. 1, Special
Assessment, 144A, 2025, 6.375%, 9/15/55 ............................. 113,000 113,904
Bryson Ranch Public Improvement District Zone B Remainder Area, Special
Assessment, 144A, 2025, 7.125%, 9/15/55 ............................. 180,000 181,385
a,f
City of Tomball , Winfrey Estates Public Improvement District , Special Assessment ,
144A, 2025 , 6% , 9/15/53 ............................................ 450,000 455,205
Clifton Higher Education Finance Corp. , International Leadership of Texas, Inc. ,
Revenue , 2018 D , 6.125% , 8/15/48 .................................... 6,000,000 6,001,072
a
County of Denton ,
Green Meadows Public Improvement District Improvement Area No. 1, Special
Assessment, 144A, 2025, 5.625%, 12/31/55 ............................ 300,000 283,993
Green Meadows Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2025, 5.875%, 12/31/45 ............................ 300,000 283,998
Green Meadows Public Improvement District Major Improvement Area, Special
Assessment, 144A, 2025, 6.125%, 12/31/55 ............................ 600,000 564,353
a
County of Medina , Talley Ho Public Improvement District Improvement Area No. 1 ,
Special Assessment , 144A, 2024 , 5.35% , 9/01/54 ......................... 1,371,000 1,239,799
Harris County Cultural Education Facilities Finance Corp. , Brazos Presbyterian Homes
Obligated Group , Revenue , 2016 , Refunding , 5% , 1/01/37 ................... 1,000,000 1,004,320
Houston Higher Education Finance Corp. , Houston Baptist University , Revenue , 2021 ,
4% , 10/01/51 ..................................................... 2,100,000 1,702,339
Matagorda County Navigation District No. 1 , AEP Texas, Inc. , Revenue , 2005 A ,
Refunding , AMBAC Insured , 4.4% , 5/01/30 ............................... 3,000,000 3,025,978
New Hope Cultural Education Facilities Finance Corp. ,
CHF-Collegiate Housing Denton LLC, Revenue, 2018 A-1, AGMC Insured, 5%,
7/01/32 ........................................................ 700,000 717,690
MRC Langford Obligated Group, Revenue, 2016 A, 5.375%, 11/15/36 .......... 500,000 434,212
MRC Langford Obligated Group, Revenue, 2016 A, 5.5%, 11/15/46 ............ 700,000 556,131
MRC Langford Obligated Group, Revenue, 2016 A, 5.5%, 11/15/52 ............ 250,000 189,932
Westminster Manor Obligated Group, Revenue, 2021, 4%, 11/01/55 ............ 1,450,000 1,180,136
Tarrant County Cultural Education Facilities Finance Corp. , Buckner Retirement
Services, Inc. Obligated Group , Revenue , 2017 , Refunding , 5% , 11/15/37 ....... 1,620,000 1,624,958
a,g
Texas Community Housing & Economic Development Corp. , Agape Helotes, Inc. ,
Revenue, Senior Lien , 144A, 2025 A-1 , 6.25% , 1/01/65 ..................... 1,375,000 1,270,217
Texas State Technical College , Revenue , 2022 A , AGMC Insured , 6% , 8/01/54 ..... 4,000,000 4,362,982
b
Texas Transportation Commission State Highway 249 System , Revenue, First Tier ,
2019 A , 4.77%, 8/01/39 ............................................. 1,500,000 771,602
a
Town of Providence Village , Foree Ranch Public Improvement District Improvement
Area No. 2 , Special Assessment , 144A, 2025 , 5.5% , 9/01/55 ................. 910,000 853,059
Uptown Development Authority ,
City of Houston Reinvestment Zone No. 16, Tax Allocation, 2021, Refunding, 3%,
9/01/36 ........................................................ 650,000 538,713
City of Houston Reinvestment Zone No. 16, Tax Allocation, 2021, Refunding, 3%,
9/01/37 ........................................................ 650,000 525,665
City of Houston Reinvestment Zone No. 16, Tax Allocation, 2021, Refunding, 3%,
9/01/38 ........................................................ 750,000 587,267

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Tax-Free High Yield Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Uptown Development Authority, (continued)
City of Houston Reinvestment Zone No. 16, Tax Allocation, 2021, Refunding, 3%,
9/01/39 ........................................................ $ 550,000 $ 420,457
City of Houston Reinvestment Zone No. 16, Tax Allocation, 2021, Refunding, 3%,
9/01/40 ........................................................ 605,000 452,754
44,411,996
Utah 1.8%
a
Black Desert Public Infrastructure District , Assessment Area No. 1 , Special
Assessment , 144A, 2024 , 5.625% , 12/01/53 .............................. 3,000,000 2,921,666
a
Mida Mountain Village Public Infrastructure District , Mountain Village Assessment Area
No. 2 , Special Assessment , 144A, 2021 , 4% , 8/01/50 ....................... 1,625,000 1,290,736
a
MIDA Mountain Village Public Infrastructure District ,
Special Assessment, 144A, 2020 A, 5%, 8/01/50 .......................... 2,000,000 1,852,184
Military Recreation Facility Project Area, Tax Allocation, 144A, 2024-2, 6%, 6/15/54 1,000,000 1,001,855
a
SkyRidge Pegasus Infrastructure Financing District , Assessment Area , Special
Assessment , 144A, 2024 , 5.25% , 12/01/44 ............................... 700,000 657,860
Utah Infrastructure Agency ,
Revenue, 2019, 4%, 10/15/42 ........................................ 1,500,000 1,317,120
Revenue, 2022, 5%, 10/15/32 ........................................ 1,000,000 1,048,352
Revenue, 2024, 5.25%, 10/15/36 ...................................... 355,000 379,199
Revenue, 2024, 5.25%, 10/15/39 ...................................... 405,000 425,040
Revenue, 2024, 5.5%, 10/15/44 ....................................... 450,000 469,167
Revenue, 2024, 5.5%, 10/15/48 ....................................... 500,000 515,413
11,878,592
Virginia 1.0%
a
Cherry Hill Community Development Authority , Special Assessment , 144A, 2015 ,
5.15% , 3/01/35 ................................................... 500,000 500,431
a
Farms New Kent Community Development Authority , Special Assessment , 144A, 2021
A , Refunding , 3.75% , 3/01/36 ......................................... 785,000 724,193
James City County Economic Development Authority ,
Williamsburg Landing, Inc. Obligated Group, Revenue, 2021 A, Refunding, 4%,
12/01/50 ....................................................... 2,250,000 1,725,405
Williamsburg Landing, Inc. Obligated Group, Revenue, 2024 A, 6.875%, 12/01/58 . 1,000,000 1,069,919
a
Lower Magnolia Green Community Development Authority , Special Assessment , 144A,
2015 , 5% , 3/01/35 ................................................. 785,000 767,282
Suffolk Economic Development Authority , EveryAge Obligated Group , Revenue , 2016 ,
Refunding , 5% , 9/01/31 ............................................. 1,500,000 1,475,624
6,262,854
Washington 3.7%
Grays Harbor County Public Hospital District No. 1 , Revenue , 2023 , Refunding ,
6.875% , 12/01/53 .................................................. 5,000,000 5,476,703
a
Kalispel Tribe of Indians , Revenue , 144A, 2018 A , 5% , 1/01/32 ................. 990,000 1,004,818
Skagit County Public Hospital District No. 1 ,
Revenue, 2016, Refunding, 5%, 12/01/37 ................................ 2,000,000 2,000,711
Revenue, 2024, 5.5%, 12/01/54 ....................................... 2,000,000 2,052,593
Washington State Housing Finance Commission ,
Revenue, 2023-1, A, 3.375%, 4/20/37 .................................. 5,131,956 4,625,828
h
Revenue, FRN, 2024-1, A, 4.084%, 3/20/40 .............................. 1,246,265 1,147,330
a
Presbyterian Retirement Communities Northwest Obligated Group, Revenue, 144A,
A, Refunding, 5%, 1/01/46 ......................................... 2,500,000 2,266,129
a
Seattle Academy of Arts & Sciences, Revenue, 144A, 2023, Refunding, 6.125%,
7/01/53 ........................................................ 2,500,000 2,669,643
a
Spokane International Academy, Revenue, 144A, 2021 A, 4%, 7/01/40 .......... 2,235,000 1,934,483

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Tax-Free High Yield Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
Washington State Housing Finance Commission, (continued)
a
Spokane International Academy, Revenue, 144A, 2021 A, 5%, 7/01/50 .......... $ 500,000 $ 459,979
a
Wesley Homes Lea Hill LLC, Revenue, 144A, 2016, Refunding, 5%, 7/01/36 ..... 575,000 518,093
24,156,310
West Virginia 0.2%
a
County of Monongalia ,
Monongalia County Building Commission Development District No. 4, Tax Allocation,
144A, 2023 A, Refunding, 5.75%, 6/01/43 .............................. 440,000 453,799
Monongalia County Building Commission Development District No. 4, Tax Allocation,
144A, 2023 A, Refunding, 6%, 6/01/53 ................................ 880,000 909,032
1,362,831
Wisconsin 6.1%
Public Finance Authority ,
Revenue, 2023-1, A, 5.75%, 7/01/62 ................................... 2,855,209 2,892,420
A&T Real Estate Foundation LLC, Revenue, 2019 B, 5%, 6/01/44 ............. 1,900,000 1,854,443
Beyond Boone LLC, Revenue, 2020 A, AGMC Insured, 4%, 7/01/55 ............ 1,000,000 855,106
Celanese US Holdings LLC, Revenue, 2016 C, Refunding, 4.3%, 11/01/30 ....... 700,000 686,772
a
CFC-SA LLC, Revenue, Sub. Lien, 144A, 2022 B, 6%, 2/01/62 ................ 2,000,000 2,053,605
a
CHF - Manoa LLC, Revenue, Senior Lien, 144A, 2023 A, 5.75%, 7/01/63 ........ 2,000,000 2,034,054
a
Church Home of Hartford Obligated Group, Revenue, 144A, 2015 A, Refunding, 5%,
9/01/38 ........................................................ 1,500,000 1,436,321
Cornerstone Charter Academy: A Challenge Foundation Academy, Inc., Revenue,
2024, 5%, 2/01/64 ................................................ 2,000,000 1,896,145
a
Dominium Holdings I LLC, Revenue, 144A, 2024-1, B-1, 6.81%, 4/28/36 ........ 2,375,000 2,408,365
a
Foundation Academy Charter School A NJ Nonprofit Corp., Revenue, 144A, 2024,
5%, 7/01/55 .................................................... 1,000,000 901,349
a
Foundation Academy Charter School A NJ Nonprofit Corp., Revenue, 144A, 2024,
5%, 7/01/60 .................................................... 1,250,000 1,111,259
a
Mater Academy of Nevada, Revenue, 144A, 2024 A, 5%, 12/15/39 ............. 700,000 693,690
a
Mater Academy of Nevada, Revenue, 144A, 2024 A, 5%, 12/15/44 ............. 690,000 659,354
a
North Carolina Leadership Charter Academy, Inc., Revenue, 144A, 2019 A, 5%,
6/15/39 ........................................................ 410,000 394,679
a
North Carolina Leadership Charter Academy, Inc., Revenue, 144A, 2019 A, 5%,
6/15/49 ........................................................ 1,040,000 957,920
a
North Carolina Leadership Charter Academy, Inc., Revenue, 144A, 2019 A, 5%,
6/15/54 ........................................................ 455,000 410,074
Northwest Nazarene University, Inc., Revenue, 2018, Refunding, 5%, 10/01/43 ... 3,425,000 3,304,190
Piedmont Community Charter School, Inc., Revenue, 2019, 5%, 6/15/53 ........ 1,000,000 935,912
a
Roseman University of Health Sciences, Revenue, 144A, 2020, Pre-Refunded, 5%,
4/01/50 ........................................................ 95,000 102,170
a
Southminster, Inc. Obligated Group, Revenue, 144A, 2018, 5%, 10/01/48 ........ 1,500,000 1,375,257
a
UHF Promenade Apts LLC (The), Revenue, 144A, 2024, 6.25%, 2/01/39 ........ 1,700,000 1,708,557
a
UHF RISE Student Housing LLC, Revenue, 144A, 2021 A-1, 4%, 7/01/61 ........ 1,400,000 1,037,537
a
UNC Charlotte Marriott Hotel & Conference Center, Revenue, 144A, 2021 A, 4%,
9/01/51 ........................................................ 3,500,000 2,416,772
a
WFCS Holdings LLC, Revenue, 144A, 2020 A-1, 5%, 1/01/55 ................. 3,800,000 3,360,076
Wisconsin Health & Educational Facilities Authority ,
Oakwood Lutheran Senior Ministries Obligated Group, Revenue, 2021, Refunding,
4%, 1/01/57 .................................................... 1,350,000 1,012,471
PHW Menomonee Falls, Inc., Revenue, 2024, 6.125%, 10/01/59 .............. 700,000 700,343
St. John's Communities, Inc. Obligated Group, Revenue, 2022, Refunding, 4%,
9/15/31 ........................................................ 970,000 939,329
St. John's Communities, Inc. Obligated Group, Revenue, 2022, Refunding, 4%,
9/15/36 ........................................................ 790,000 734,155

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Tax-Free High Yield Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, (continued)
Wisconsin Masonic Home Obligated Group, Revenue, 2024 A, 5.75%, 8/15/59 .... $ 1,500,000 $ 1,540,331
40,412,656
U.S. Territories 6.5%
District of Columbia 2.5%
District of Columbia ,
Ingleside Presbyterian Retirement Community Obligated Group, Revenue, 2017 A,
5%, 7/01/52 .................................................... 3,170,000 2,801,734
KIPP DC Obligated Group, Revenue, 2017 B, Refunding, 5%, 7/01/37 .......... 3,315,000 3,367,417
KIPP DC Obligated Group, Revenue, 2019, 4%, 7/01/44 .................... 250,000 220,257
KIPP DC Obligated Group, Revenue, 2019, 4%, 7/01/49 .................... 1,000,000 847,264
Latin American Montessori Bilingual Public Charter School Obligated Group,
Revenue, 2020, Refunding, 5%, 6/01/40 ............................... 2,750,000 2,645,408
Plenary Infrastructure DC LLC, Revenue, 2022 A, 5.5%, 8/31/34 .............. 3,755,000 4,133,195
a
Rocketship DC Obligated Group, Revenue, 144A, 2021 A, 5%, 6/01/61 ......... 700,000 613,104
Metropolitan Washington Airports Authority ,
b
Dulles Toll Road, Revenue, Senior Lien, 2009 B, 4.93%, 10/01/40 ............. 995,000 473,853
d
Dulles Toll Road, Revenue, Sub. Lien, 2019 B, Refunding, 4%, 10/01/53 ........ 1,935,000 1,628,201
16,730,433
Puerto Rico 4.0%
Commonwealth of Puerto Rico ,
GO, 2022 A-1, 4%, 7/01/33 .......................................... 2,000,000 1,911,262
GO, 2022 A-1, 4%, 7/01/37 .......................................... 5,500,000 5,047,811
GO, 2022 A-1, 4%, 7/01/41 .......................................... 5,700,000 4,858,469
e
Puerto Rico Electric Power Authority , Revenue , TT , 5% , 7/01/37 ................ 7,500,000 3,656,250
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.5%, 7/01/34 ................................. 116,000 113,853
Sales Tax, Revenue, A-1, 4.55%, 7/01/40 ................................ 59,000 55,773
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 9,430,000 8,767,252
b
Sales Tax, Revenue, A-1, 4.19%, 7/01/27 ................................ 112,000 102,454
b
Sales Tax, Revenue, A-1, 4.18%, 7/01/29 ................................ 109,000 91,897
b
Sales Tax, Revenue, A-1, 4.3%, 7/01/31 ................................. 141,000 108,772
b
Sales Tax, Revenue, A-1, 4.39%, 7/01/33 ................................ 159,000 111,896
b
Sales Tax, Revenue, A-1, 5.49%, 7/01/46 ................................ 2,518,000 812,827
Sales Tax, Revenue, A-2, 4.329%, 7/01/40 ............................... 600,000 564,170
Sales Tax, Revenue, A-2, 4.536%, 7/01/53 ............................... 17,000 14,932
Sales Tax, Revenue, A-2, 4.784%, 7/01/58 ............................... 240,000 221,540
26,439,158
Total U.S. Territories .................................................................... 43,169,591
Total Municipal Bonds (Cost $680,602,026) .....................................
653,119,099
a a a a
Short Term Investments 2.7%
Municipal Bonds 0.1%
Massachusetts 0.1%
i
Massachusetts Water Resources Authority , Revenue , 2008 A , Refunding , SPA Wells
Fargo Bank NA , Daily VRDN and Put , 2.5% , 8/01/37 ....................... 890,000 890,000
Total Municipal Bonds (Cost $890,000) .........................................
890,000

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Tax-Free High Yield Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Short Term Investments
(continued)
a a
Principal
Amount
a
Value
U.S. Government and Agency Securities 0.1%
b,j
U.S. Treasury Bills ,
3.94%, 5/15/25 ................................................... $ 300,000 $ 299,509
4.13%, 10/02/25 ................................................... 400,000 393,019
692,528
Total U.S. Government and Agency Securities (Cost $692,757) ....................
692,528
Shares
a
Money Market Funds 2.5%
k,l
Putnam Short Term Investment Fund, Class P, 4.468% ....................... 16,243,427 16,243,427
Total Money Market Funds (Cost $16,243,427) ..................................
16,243,427
Total Short Term Investments (Cost $17,826,184) ................................
17,825,955
a
Total Investments (Cost $698,428,210) 101.6% ..................................
$670,945,054
Floating Rate Notes Issued (2.1)% .............................................
(14,065,013)
Other Assets, less Liabilities 0.5% .............................................
3,824,922
Net Assets 100.0% ...........................................................
$660,704,963
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2025, the aggregate value of these securities was $169,602,361, representing 25.7% of net assets.
b
The rate shown represents the yield at period end.
c
The maturity date shown represents the mandatory put date.
d
Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
e
Defaulted security or security for which income has been deemed uncollectible.
f
Security purchased on a when-issued basis.
g
A portion or all of the security purchased on a delayed delivery basis.
h
The coupon rate shown represents the rate at period end.
i
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
j
A portion or all of the security has been segregated as collateral for certain derivative contracts. At April 30, 2025, the aggregate value of these securities pledged amounted to $593,180, representing 0.1% net assets.
k
See Note 3 regarding investments in affiliated management investment companies.
l
The rate shown is the annualized seven-day yield at period end.

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Tax-Free High Yield Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At April 30, 2025, the Fund had the following futures contracts outstanding.
See Abbreviations on page 22 .
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury Ultra Bonds ...................... Short 113 $ 13,676,531 6/18/25 $ 198,055
Total Futures Contracts ...................................................................... $198,055
*
As of period end.

Putnam Tax-Free Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Putnam Tax-Free Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of two separate Funds. The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services –
Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. Putnam Tax-Free High Yield Fund (Fund) is
included in this report.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Derivative financial instruments listed on an exchange are valued at the official closing price of the day. Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended April 30,
2025, the Fund held investments in affiliated management investment companies as follows:

Putnam Tax-Free Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2025, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Tax-Free High Yield Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.468% ...... $7,799,542 $137,836,399 $(129,392,514) $— $— $16,243,427 16,243,427 $345,497
Total Affiliated Securities ... $7,799,542 $137,836,399 $(129,392,514) $— $— $16,243,427 $345,497
Level 1 Level 2 Level 3 Total
Putnam Tax-Free High Yield Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... $ — $ 653,119,099 $ — $ 653,119,099
Short Term Investments ................... 16,243,427 1,582,528 — 17,825,955
Total Investments in Securities ........... $16,243,427 $654,701,627 $— $670,945,054
Other Financial Instruments:
Futures Contracts ....................... $198,055 $— $— $198,055
Total Other Financial Instruments ......... $198,055 $— $— $198,055
a
For detailed categories, see the accompanying Schedule of Investments.
3. Investments in Affiliated Management Investment Companies
(continued)

Putnam Tax-Free Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
FRN
Floating Rate Note
GO
General Obligation
SPA
Standby Purchase Agreement
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.